FINANCIAL RISK MANAGEMENT (Details 9) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	S/ 10,131,161	S/ 14,052,605
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	0	0
Net amounts of financial liabilities presented in the consolidated statements of financial position	10,131,161	14,052,605
Related amounts not offset in the consolidated statement of financial position Financial instruments	(3,168,089)	(5,987,195)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(3,600,102)	(7,112,267)
Net amount	3,362,970	953,143
Payables from derivatives [Member]
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	715,804	636,762
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	0	0
Net amounts of financial liabilities presented in the consolidated statements of financial position	715,804	636,762
Related amounts not offset in the consolidated statement of financial position Financial instruments	(44,159)	(86,292)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(190,212)	(149,846)
Net amount	481,433	400,624
Payables from repurchase agreements and security lending [Member]
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	9,415,357	13,415,843
Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	0	0
Net amounts of financial liabilities presented in the consolidated statements of financial position	9,415,357	13,415,843
Related amounts not offset in the consolidated statement of financial position Financial instruments	(3,123,930)	(5,900,903)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(3,409,890)	(6,962,421)
Net amount	S/ 2,881,537	S/ 552,519